Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,
	2021	2020
Payroll Liabilities	$2,496	$1,007
Accrued Expenses	1,242	36
Others	68	30
Total accrued expenses and other current liabilities	$3,806	$1,073